Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	For the Years ended December 31,
(In thousand $)	2019	2018
Current state provision	$—	$(1,124)
Deferred state provision	—	—
Valuation allowance	—	—
Current federal provision	—	—
Deferred federal provision	—	—
Total tax provision	$—	$(1,124)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
(In thousand $)	2019	2018
Federal net operating losses	$6,516	$5,669
State net operating losses	184	31
Stock options	664	646
Federal tax credit	190	190
Amortization	181	198
Depreciation	31	20
Accrued expenses	47	4
Contributions	5	10
Other	32	62
Total gross deferred tax assets/(liabilities)	7,850	6,830
Less valuation allowance	(7,850)	(6,830)
Net deferred tax assets/(liabilities)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	For the Years Ended December 31,
(In thousand $)	2019	2018
Federal statutory tax benefit	$(894)	$(676)
Sale of NJ NOL credits	—	(1,124)
Permanent differences	9	30
State taxes	1	2
True up	(61)	53
Valuation allowance	947	591
Effective tax rate dollars	$2	$(1,124)
Effective tax rate percentage	1.96%	34.74%